Summary of Significant Accounting Policies (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Customer programs and incentives paid		$ 40,302	$ 43,551		$ 200,000
Excise Taxes Collected		100,000	200,000	$ 100,000	200,000
Advertising Expense		$ 44,480	100,000	200,000	700,000
Goodwill and Intangible Asset Impairment				400,000
[custom:InterestChargedOnAdvancePaymentAmount]				$ 500,000
[custom:InterestChargedOnAdvanceRate]		1.00%		1.00%
[custom:AdvancePaymentAmount]		$ 500,000
Stock-based compensation expense					3,000
Beeline Financial Holdings Inc [Member]
Product Information [Line Items]
Restricted cash		91,041	186,975	187,006	100,510
Marketing and advertising expenses		1,618,472	1,356,123	1,891,128	1,788,458
Stock-based compensation expense			281,060	374,746	364,191
Foreign currency translation		7,633	3,608	$ 15,892	$ 70,298
Shares new issues				0
Invested		$ 96,500
Deferred tax assets				$ 38,000,000
Operating loss carryforward				$ 0
Beeline Financial Holdings Inc [Member] | Magic Blocks Inc [Member]
Product Information [Line Items]
Shares new issues	4,285,000
Invested	$ 96,500
Minimum [Member]
Product Information [Line Items]
Estimated useful lives		3 years		3 years
Minimum [Member] | Beeline Financial Holdings Inc [Member] | Property, Plant and Equipment [Member]
Product Information [Line Items]
Estimated useful lives				5 years
Maximum [Member]
Product Information [Line Items]
Estimated useful lives		7 years		12 years 6 months
Maximum [Member] | Beeline Financial Holdings Inc [Member] | Property, Plant and Equipment [Member]
Product Information [Line Items]
Estimated useful lives				7 years
Spirtits Program and Co Packing Program [Member]
Product Information [Line Items]
Concentration Risk, Benchmark Description		Under the programs, the Company had the option to sell certain customer account receivables in advance of payment for 75% (spirits program) or 85% (co-packing program) of the amount due. When the customer remits payment, the Company receives the remaining balance. For the spirits program, interest is charged on the advanced 75% payment at a rate of 2.4% for the first 30 days plus 1.44% for each additional ten-day period		Under the programs, the Company has the option to sell certain customer account receivables in advance of payment for 75% (spirits program) or 85% (co-packing program) of the amount due. When the customer remits payment, the Company receives the remaining balance. For the spirits program, interest is charged on the advanced 75% payment at a rate of 2.4% for the first 30 days plus 1.44% for each additional ten-day period.
Spirits Program [Member]
Product Information [Line Items]
Payment of account receivables in advance percentage		75.00%		75.00%
Copacking Program [Member]
Product Information [Line Items]
Payment of account receivables in advance percentage		85.00%		85.00%
[custom:FactoredInvoicesAmount]			700,000	$ 700,000
Payments for Other Fees			$ 20,821	$ 20,821
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Distributor [Member]
Product Information [Line Items]
Concentration Risk, Percentage				18.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Distributor [Member]
Product Information [Line Items]
Concentration Risk, Percentage		75.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Distributor [Member]
Product Information [Line Items]
Concentration Risk, Percentage				84.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Distributor [Member]
Product Information [Line Items]
Concentration Risk, Percentage		67.00%	69.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Wholesale Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage				19.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Distributor And One Wholesale Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage					40.00%